Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Toys “R” Us Property Company II, LLC (the “Company”)

TRU 2016-1 Depositor, LLC

Toys “R” Us, Inc.

Goldman, Sachs & Co.

Goldman Sachs Mortgage Company

Bank of America N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Deutsche Bank Securities Inc.

Citigroup Global Markets Inc.

(together, with the Company, the “Specified Parties”)

Re:	TRU Trust 2016-TOYS – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to the mortgage loan and the related mortgaged properties which we were informed are to be included as collateral in the offering of TRU Trust 2016-TOYS, Commercial Mortgage Pass-Through Certificates, Series 2016-TOYS. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on October 12, 2016 containing data with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-off Date” means October 31, 2016.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

TRU Trust 2016-TOYS October 13, 2016 Page 2

The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A including draft copies of certain documents further defined below:

•	The term “Loan Agreement” means a draft copy of such agreement dated October 11, 2016 version number 22298793.13.BUSINESS provided by the Company.
•	The term “Mezzanine Loan Agreement” means a draft copy of such agreement dated October 11, 2016 version number 22679524.4.BUSINESS provided by the Company.
•	The term “Deed of Trust” means a draft copy of such agreement bearing version number 22298797.5.BUSINESS provided by the Company.
•	The term “Mortgage” means a draft copy of such agreement bearing version number 22298796.4.BUSINESS provided by the Company.
•	The term “Guaranty” means a draft copy of such agreement bearing version number 22407941.9 provided by the Company.
•	The term “Cash Management Agreement” means a draft copy of such agreement dated September 29, 2016 version number 22306074.4 provided by the Company.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.	For the Mortgage Loan and each of the related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document located in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and the related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

TRU Trust 2016-TOYS October 13, 2016 Page 3

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Toys “R” Us Property Company II, LLC, TRU 2016-1 Depositor, LLC, Toys “R” Us, Inc., Goldman, Sachs & Co., Goldman Sachs Mortgage Company, Bank of America N.A., Merrill, Lynch, Pierce, Fenner & Smith Incorporated, Deutsche Bank Securities Inc., and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

October 13, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Store #	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal, Engineering Report, Loan Agreement
City	Appraisal, Engineering Report, Loan Agreement
State	Appraisal, Engineering Report, Loan Agreement
County	Appraisal, Engineering Report, Loan Agreement
Zip Code	Appraisal, Engineering Report, Loan Agreement, USPS
General Property Type	Appraisal, Engineering Report
Detailed Property Type	Appraisal, Engineering Report
Year Open	Provided by the Company
Store Sq Ft	Appraisal
Surplus Sq Ft	Appraisal
Total Sq Ft	Appraisal
Unit Description	Appraisal
Original Balance ($)	Loan Agreement
Cut-off Date Balance ($)	Loan Agreement
Allocated Loan Amount ($)	Loan Agreement
Allocated Mezzanine Balance ($)	Mezzanine Loan Agreement
Total Allocated Balance ($)	Loan Agreement
Pari Passu Split (Y/N)	Loan Agreement/ Deed of Trust, Mortgage
Trust Interest Rate (At LIBOR Cap)	Loan Agreement
Administrative Fee Rate (%)	Provided by the Company
Margin	Loan Agreement/ Deed of Trust, Mortgage
Mortgage Loan Index	Loan Agreement
Assumed LIBOR	Provided by the Company
Float Rate Change Frequency (Mos)	Loan Agreement/ Deed of Trust, Mortgage
LIBOR Floor	Loan Agreement/ Deed of Trust, Mortgage
LIBOR Strike Cap	Provided by the Company
Libor Cap After Extension	Provided by the Company
Libor Cap Expiration	Provided by the Company
Libor Cap Counterparty	Provided by the Company
Libor cap Counterparty rating (S&P / MIS / FITCH)	Provided by the Company
LIBOR Rounding Methodology	Loan Agreement/ Deed of Trust, Mortgage
LIBOR Lookback Days	Loan Agreement/ Deed of Trust, Mortgage

A-1

Attribute	Source Document
Extension Options (Yes/No)	Loan Agreement/ Deed of Trust, Mortgage
Extension Options (num/mos)	Loan Agreement/ Deed of Trust, Mortgage
Extension Spread Increase Description	Loan Agreement/ Deed of Trust, Mortgage
First Extension Fee	Loan Agreement/ Deed of Trust, Mortgage
Second Extension Fee	Loan Agreement/ Deed of Trust, Mortgage
Third Extension Fee	Loan Agreement/ Deed of Trust, Mortgage
Fully Extended Maturity Date	Loan Agreement/ Deed of Trust, Mortgage
Fully Extended Amortization Term	Loan Agreement/ Deed of Trust, Mortgage
Trust Monthly Payment	Loan Agreement/ Deed of Trust, Mortgage
Interest Accrual Method	Loan Agreement/ Deed of Trust, Mortgage
Interest Accrual Period	Loan Agreement/ Deed of Trust, Mortgage
Origination Date	Loan Agreement/ Deed of Trust, Mortgage
First Due Date	Loan Agreement/ Deed of Trust, Mortgage
Last IO Due Date	Loan Agreement/ Deed of Trust, Mortgage
First P&I Due Date	Loan Agreement/ Deed of Trust, Mortgage
Due Date	Loan Agreement/ Deed of Trust, Mortgage
Grace Period- Late Fee	Loan Agreement/ Deed of Trust, Mortgage
Grace Period- Default	Loan Agreement/ Deed of Trust, Mortgage
Amortization Type	Loan Agreement/ Deed of Trust, Mortgage
Original Interest-Only Period (Mos.)	Loan Agreement/ Deed of Trust, Mortgage
Original Amortization Term (Mos.)	Loan Agreement/ Deed of Trust, Mortgage
Maturity Date	Loan Agreement/ Deed of Trust, Mortgage
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement
Crossed Group	Loan Agreement
Lockout Period	Loan Agreement, Deed of Trust, Mortgage
Lockout Expiration Date	Loan Agreement, Deed of Trust, Mortgage
Prepayment Begin Date	Loan Agreement, Deed of Trust, Mortgage
Prepayment End Date	Loan Agreement/ Deed of Trust, Mortgage
Open Period Begin Date	Loan Agreement/ Deed of Trust, Mortgage
Open Period (Payments)	Loan Agreement/ Deed of Trust, Mortgage
Prepayment Type	Loan Agreement/ Deed of Trust, Mortgage
Prepayment Provision	Loan Agreement/ Deed of Trust, Mortgage
Partially Prepayable without Penalty	Loan Agreement/ Deed of Trust, Mortgage
Partially Prepayable without Penalty Description	Loan Agreement/ Deed of Trust, Mortgage
Partial Collateral Release Description	Loan Agreement/ Deed of Trust, Mortgage
Yield Maintenance Index	Loan Agreement/ Deed of Trust, Mortgage
Yield Maintenance Discount	Loan Agreement/ Deed of Trust, Mortgage

A-2

Attribute	Source Document
Yield Maintenance Margin	Loan Agreement/ Deed of Trust, Mortgage
Yield Maintenance Calculation Method	Loan Agreement/ Deed of Trust, Mortgage
Day of Month Prepayment Permitted	Loan Agreement/ Deed of Trust, Mortgage
Due on Sale	Loan Agreement/ Deed of Trust, Mortgage
Due on Encumbrance	Loan Agreement/ Deed of Trust, Mortgage
B Note Original Amount	Loan Agreement
B Note Cut-Off Date Balance	Loan Agreement
B Note Balloon Balance	Loan Agreement
B Note Margin	Loan Agreement
B Note Interest Rate	Loan Agreement
B Note Annual Payment	Loan Agreement
Whole Loan Interest Rate	Loan Agreement/ Deed of Trust, Mortgage
Whole Loan Margin	Loan Agreement/ Deed of Trust, Mortgage
Name of Mezzanine Lender A	Mezzanine Loan Agreement
Mezzanine Debt Original Amount A	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance A	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate A	Mezzanine Loan Agreement
Mezzanine Gross Margin A	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date A	Mezzanine Loan Agreement
Mezzanine Debt Annual Payment A	Mezzanine Loan Agreement
Name of Mezzanine Lender B	Mezzanine Loan Agreement
Mezzanine Debt Original Amount B	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance B	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate B	Mezzanine Loan Agreement
Mezzanine Gross Margin B	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date B	Mezzanine Loan Agreement
Name of Mezzanine Lender C	Mezzanine Loan Agreement
Mezzanine Debt Original Amount C	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance C	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate C	Mezzanine Loan Agreement
Mezzanine Gross Margin C	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date C	Mezzanine Loan Agreement
Total Mezzanine Annual Payment	Mezzanine Loan Agreement
Total Debt Margin	Loan Agreement, Deed of Trust, Mortgage/Mezzanine Loan Agreement
Other Subordinate Debt Balance Subordinate	Provided by the Company
Other Subordinate Debt Type	Provided by the Company
Future Debt Allowed?	Loan Agreement/ Deed of Trust, Mortgage
Mortgage Assumable?	Loan Agreement/ Deed of Trust, Mortgage
Assumption Fee	Loan Agreement/ Deed of Trust, Mortgage
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal

A-3

Attribute	Source Document
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
Dark Value ($)	Appraisal
As Stabilized Appraisal Date	Appraisal
As Stabilized Appraised Value ($)	Appraisal
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate
Terrorism Insurance Required	Insurance Certificate
Environmental Insurance Required (Y/N)	Insurance Certificate
Blanket Insurance Policy (Yes/No)	Insurance Certificate
Lien Position	Provided by the Company
Ownership Interest	Provided by the Company
Condominium Present?	Loan Agreement
Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease

A-4

Attribute	Source Document
Ground Lease Expiration Date after all Extensions	Ground Lease
2013 NOI Date	Underwritten Financial Summary Report
2013 NOI	Underwritten Financial Summary Report
2013 NCF	Underwritten Financial Summary Report
2013 EGI Date	Underwritten Financial Summary Report
2014 EGI	Underwritten Financial Summary Report
2014 Expenses	Underwritten Financial Summary Report
2014 NOI	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report
2015 EGI Date	Underwritten Financial Summary Report
2015 EGI	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
Most Recent Date (if past 2015)	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description	Underwritten Financial Summary Report
Most Recent EGI (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2015) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report
Underwritten Other Reserve	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
Master Lease Annual Payment	Underwritten Financial Summary Report
Upfront RE Tax Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Upfront Insurance Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Upfront Replacement Reserve ($)	Loan Agreement
Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement

A-5

Attribute	Source Document
Upfront Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Upfront Environmental Reserve ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Letter of Credit?	Loan Agreement
Letter of Credit Balance	Loan Agreement
Letter of Credit Description	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Provided by the Company
Borrower Name	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement
Carve-out Guarantor	Loan Agreement/Guaranty
Recourse	Loan Agreement/Guaranty
Related Group	Loan Agreement/Guaranty
Single Purpose Borrower (Y/N)	Loan Agreement
Property Manager	Loan Agreement
Prior Securitizations	Provided by the Company
Exit Fee	Loan Agreement, Deed of Trust, Mortgage
2013 Total Sales	Provided by the Company
2014 Total Sales	Provided by the Company
2015 Total Sales	Provided by the Company
Q2 LTM 2016 Total Sales	Provided by the Company
2013 Four-Wall EBITDAR	Provided by the Company
2014 Four-Wall EBITDAR	Provided by the Company
2015 Four-Wall EBITDAR	Provided by the Company
Q2 LTM 2016 Four-Wall EBITDAR	Provided by the Company
A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	Cut-off Date Balance ($) divided by Total Sq Ft
Mortgage Loan Rate (%)	The sum of the Margin plus Assumed LIBOR.
Trust NCF DSCR at LIBOR cap	The Underwritten Net Cash Flow ($) divided by Trust Annual Debt Service at LIBOR Cap. “Trust Annual Debt Service at LIBOR Cap” is recomputed as the product of (1) Trust Loan Original Balance, (2) Trust Interest Rate (At LIBOR Cap) and (3) a fraction equal to 365/360.
Fully Extended Original Term	Number of payments between and including the Fully Extended Maturity Date and the First Due Date.
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning.
Trust Annual Debt Service	Trust Monthly Payment multiplied by twelve.
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Maturity (Mos.)	Number of payments between and including the Maturity Date and the First Due Date.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.
Balloon Balance ($)	Recompute using the Original Balance ($), Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), First Due Date, Maturity Date, Mortgage Loan Rate (%) and Trust Monthly Payment. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Whole Loan Original Balance	The sum of the Original Balance ($) and B Note Original Amount.
Whole Loan Cut-Off Date Balance	The sum of the Cut-Off Date Balance ($) and B Note Cut-Off Date Balance ($).
Whole Loan Balloon Balance	The sum of the Balloon Balance ($) and B Note Balloon Balance ($).
Whole Loan Annual Payment	The sum of the Trust Annual Debt Service and B Note Annual Payment.
Whole Loan Monthly Debt Service	The Whole Loan Annual Payment divided by twelve.
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($).

B-1

Attribute	Calculation Methodology
Whole Loan NOI DSCR at LIBOR Cap	Underwritten Net Operating Income ($) divided by Whole Loan Annual Debt Service at LIBOR Cap. “Whole Loan Annual Debt Service at LIBOR Cap” is the product of (i) Whole Loan Original Balance, (ii) Trust Interest Rate (At LIBOR Cap), and (iii) a fraction equal to 365/360.
Whole Loan NCF DSCR at LIBOR Cap	The Underwritten Net Cash Flow ($) divided by Whole Loan Annual Debt Service at LIBOR Cap.
Maturity Whole Loan LTV	Whole Loan Balloon Balance divided by Appraised Value ($).
Whole Loan NOI DSCR	Underwritten Net Operating Income ($) divided by Whole Loan Monthly Debt Service.
Whole Loan NCF DSCR	Underwritten Net Cash Flow ($) divided by Whole Loan Monthly Debt Service.
Whole Loan NOI Debt Yield	Underwritten Net Operating Income ($) divided by Whole Loan Cut-Off Date Balance.
Whole Loan NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Whole Loan Cut-Off Date Balance.
Total Mezzanine Debt Original Balance	The sum of (i) Mezzanine Debt Original Amount A, (ii) Mezzanine Debt Original Amount B and (iii) Mezzanine Debt Original Amount C.
Total Mezzanine Debt Cut-Off Date Balance	The sum of (i) Mezzanine Debt Cut-Off Date Balance A, (ii) Mezzanine Debt Cut-Off Date Balance B and (iii) Mezzanine Debt Cut-Off Date Balance C.
Total Mezzanine Margin	The sum of (i) Mezzanine Gross Margin A, (ii) Mezzanine Gross Margin B and (iii) Mezzanine Gross Margin C.
Total Loan Original Balance	The sum of the (i) Original Balance ($), (ii) B Note Original Balance, if any, and (iii) Total Mezzanine Debt Original Balance, if any.
Total Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) B Note Cut-Off Date Balance, if any, and (iii) Total Mezzanine Debt Cut-Off Date Balance, if any.
Total Loan Interest Rate	Total Debt Margin plus Assumed LIBOR
Total Loan Annual Payment	Total Loan Monthly Debt Service multiplied by twelve.
Total Loan Monthly Debt Service	One twelfth of the product of (i) Total Loan Original Balance, (ii) Total Loan Interest Rate, and (iii) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”.
Total Loan LTV	Total Loan Cut-Off Date Balance divided by Appraised Value ($).

B-2

Attribute	Calculation Methodology
Maturity Total Debt LTV	The sum of the (i) Balloon Balance ($), (ii) B Note Balloon Balance, if any, and (iii) Total Mezzanine Debt Balloon Balance, if any, divided by Appraised Value ($). “Total Mezzanine Debt Balloon Balance” was recomputed using Total Mezzanine Debt Original Balance, Mezzanine Debt Interest Rate A, Mezzanine Debt Interest Rate B, Mezzanine Debt Interest Rate C, Mezzanine Debt Maturity Date A, Mezzanine Debt Maturity Date B and Mezzanine Debt Maturity Date C. Assume all scheduled payments of principal and/or interest on the mezzanine mortgage loans are made and that there are no prepayments or other unscheduled collections.
Total Loan NOI DSCR	Underwritten Net Operating Income ($) divided by the Total Loan Annual Payment.
Total Loan NCF DSCR	Underwritten Net Cash Flow ($) divided by the Total Loan Annual Payment.
Total Debt Loan NOI Debt Yield	Underwritten Net Operating Income ($) divided by Total Loan Cut-Off Date Balance ($).
Total Debt Loan NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Total Loan Cut-Off Date Balance ($).
Total Debt NOI DSCR at LIBOR Cap	Underwritten Net Operating Income ($) divided by Total Loan Annual Debt Service at LIBOR Cap. “Total Loan Annual Debt Service at LIBOR Cap” is the product of (i) Total Loan Original Balance, (ii) Trust Interest Rate (At LIBOR Cap) and (iii) a fraction equal to 365/360.
Total Debt NCF DSCR at LIBOR Cap	The Underwritten Net Cash Flow ($) divided by Total Loan Annual Debt Service at LIBOR Cap.
Cut-off Date LTV Ratio (%)	The Cut-Off Date Balance ($) divided by Appraised Value ($).
LTV Ratio at Maturity (%)	The Balloon Balance ($) divided by Appraised Value ($).
Underwritten NOI DSCR (x)	The Underwritten Net Operating Income ($) divided by Trust Annual Debt Service.
Underwritten NOI Debt Yield	The Underwritten Net Operating Income ($) divided by Cut-Off Date Balance ($).
Underwritten NCF DSCR (x)	The Underwritten Net Cash Flow ($) divided by Trust Annual Debt Service.
Underwritten NCF Debt Yield	The Underwritten Net Cash Flow ($) divided by Cut-Off Date Balance ($).
Master Lease DSCR (x)	Master Lease Annual Payment divided by Trust Annual Debt Service.
Master Lease Debt Yield	Master Lease Annual Payment divided by Cut-Off Date Balance ($).
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1